RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]

7. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

As of December 31, 2014 and 2013, amounts due from/to related parties consist of:

	December 31,	December 31,
	2014	2013

Due from related companies
- Xiamen Yili Geo Information Technology Co., Ltd.	$10,007	$115,248
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	99,399	393,107
	$109,406	$508,355
Due to related party
- Shareholder	$864,327	$913,479

Due from related companies, current portion

Approximately 8% of Xiamen Yili Geo Information Technology Co., Ltd. (“Yili”) is owned by Geo. The balance consists of accounts receivable from sales.

Approximately 9% of Wuhan Geo Navigation and Communication Technology Co., Ltd. (“Geo Navigation”) is owned by Geo. The balance due from Geo Navigation represents advances from Geo to Geo Navigation. These balances are non-interest bearing and due on demand.

Due to related party

The balance due to shareholder represents the balance of $851,262 personal loans from Mr. Lin, the CEO of the Company, and $13,065 of payables due to Mr. Zhixiong Huang, Vice President of the Company. These advances are due on December 26, 2015 with interest free.

(b) Revenue - related party

Amounts recognized from Yili during the years ended December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Revenue	$7,372	$539,130	$860,156
Cost of sales	(10,122)	(550,945)	(299,295)
Gross (loss) profit	$(2,750)	$(11,815)	$560,861

(c) Rental expenses - related party

iASPEC, Bocom, Zhongtian, and Geo lease office spaces in a building personally owned by Mr. Lin, CEO of the Company. Consequently, the Company paid Mr. Lin approximately $331,029, $166,638 and $250,661 of rental expenses during the years ended December 31, 2014, 2013 and 2012, respectively.